Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 258,048	$ 208,193
Vehicles under operating leases	92,198	120,626
Additions to property, plant and equipment	32,269	24,701	$ 49,599
Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	67,214	42,043
Additions to property, plant and equipment	32,269
Buildings and land
Disclosure of detailed information about property, plant and equipment [line items]
Vehicles under operating leases	70,675	34,954
Buildings and land | Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2,789	2,106
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Vehicles under operating leases	24,648	34,652
Machinery and equipment | Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 6,254	$ 6,315